Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

For financial reporting purposes, income before income taxes includes the following components (in millions):

	Year Ended
	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
United States	$2.0	$38.4	$51.2
Foreign	25.0	48.5	40.2

Total	$27.0	$86.9	$91.4

Schedule of Components of Income Tax Expense (Benefit)

The provision (benefit) for income taxes consisted of the following (in millions):

	Year Ended
	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Current tax expense (benefit):
Federal	$(11.5)	$12.0	$(8.6)
State	(0.2)	3.4	(0.4)
Foreign	51.9	52.6	40.2
Deferred tax expense (benefit):
Federal	9.0	5.7	19.3
State	(0.6)	(0.6)	1.7
Foreign	(9.8)	5.5	(13.6)

Total	$38.8	$78.6	$38.6

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of reported income tax expense (benefit) to the amount of income tax expense that would result from applying domestic federal statutory tax rates to pretax income is as follows (in millions):

	Year Ended
	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Income tax expense (benefit) at Federal statutory tax rate	$9.4	$30.4	$32.0
Foreign tax rate differential	(5.1)	(0.2)	0.1
Foreign withholding tax and surcharges	7.3	4.7	3.4
Change in valuation allowance	24.8	31.2	5.3
Change in uncertain tax positions	9.2	11.7	(4.8)
Nondeductible / nontaxable items	(6.8)	(0.3)	1.9
Other (net)	—	1.1	0.7

Total	$38.8	$78.6	$38.6

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities were as follows (in millions):

	Dec 31, 2013	Dec 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$98.3	$78.6
Pension and retiree benefits accruals	33.0	46.4
Inventory	12.8	20.0
Depreciation and fixed assets	12.0	7.7
Tax credit carryforwards	9.3	6.5
Other liabilities	67.7	49.8
Valuation allowance	(93.8)	(77.8)

Total deferred tax assets	139.3	131.2

Deferred tax liabilities:
Convertible debt discount	165.7	147.7
Inventory	1.2	1.5
Depreciation and fixed assets	87.4	89.1
Intangibles	42.8	58.8
Other	11.0	6.3

Total deferred tax liabilities	308.1	303.4

Net deferred tax assets (liabilities)	$(168.8)	$(172.2)

Summary of Income Tax Examinations

The Company has recognized deferred tax assets of approximately $14.7 million for tax loss carryforwards in various taxing jurisdictions as follows (in millions):

	Tax Loss
Jurisdiction	Carryforward	Expiration
United States	$16.0	2033
New Zealand	$10.3	Indefinite
Spain	8.1	2026 - 2028
Others	11.4	Various

Total	$45.8

Summary of Income Tax Contingencies

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits for the year:

(in millions)	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Unrecognized Tax Benefit — Beginning balance	$64.2	$58.8	$66.1
Gross Increases — Tax Positions in Prior Period	0.8	3.4	2.1
Gross Decreases — Tax Positions in Prior Period	(0.9)	(4.2)	(4.9)
Gross Increases — Tax Positions in Current Period	8.9	15.1	8.0
Settlements	(4.5)	—	(0.3)
Lapse of Statute of Limitations	(3.6)	(9.6)	(11.4)
Foreign Currency Translation	(7.2)	0.7	(0.8)

Unrecognized Tax Benefit — Ending Balance	$57.7	$64.2	$58.8